SUBSEQUENT EVENTS	9 Months Ended
Aug. 31, 2022
Subsequent Events
SUBSEQUENT EVENTS

26.	SUBSEQUENT EVENTS

On September 30, 2022, DCU entered into a Revenue Purchase Agreement with a lender whereby DCU was lent $242,400, less fees of $7,457, for the sale of $353,904 of its accounts receivable. The agreement will be repaid in estimated monthly instalments of $9,831. The agreement is secured by DCU’s accounts receivable and general intangibles.